UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA VALUE FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005


[LOGO OF USAA]
   USAA(R)

                        USAA VALUE Fund

                                  [GRAPHIC OF USAA VALUE FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       20

    Financial Statements                                                    21

    Notes to Financial Statements                                           24

    Expense Example                                                         37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         WE BELIEVE LONG-TERM RATES COULD
[PHOTO OF CHRISTOPHER W. CLAUS]       GRADUALLY RISE OVER THE COURSE OF 2005,
                                      BUT DON'T THINK MARKET CONDITIONS WILL
                                           DRIVE LONG-TERM RATES OVER 5%.

                                                         "
                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VALUE FUND

OBJECTIVE
--------------------------------------------------------------------------------
                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies that are considered to be undervalued.

--------------------------------------------------------------------------------
                                           1/31/05                7/31/04
--------------------------------------------------------------------------------
Net Assets                             $151.2 Million         $109.5 Million
Net Asset Value Per Share                  $12.36                  $11.65

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
--------------------------------------------------------------------------------

7/31/04 TO 1/31/05*         1 YEAR                     SINCE INCEPTION ON 8/3/01
      14.12%                16.83%                              9.33%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                         LIPPER            LIPPER
                  USAA VALUE        RUSSELL 3000    MULTI-CAP VALUE    MULTI-CAP VALUE
                    FUND            VALUE INDEX       FUNDS INDEX       FUNDS AVERAGE
                  ----------        ------------    ---------------    ---------------
  8/3/2001        $10000.00          $10000.00         $10000.00          $10000.00
 8/31/2001         10020.00            9624.40           9628.60            9647.98
 9/30/2001          9160.00            8919.93           8641.98            8854.81
10/31/2001          9520.00            8863.95           8819.73            8961.74
11/30/2001         10530.00            9387.67           9457.95            9516.21
12/31/2001         11164.18            9633.61           9732.41            9761.25
 1/31/2002         11184.24            9574.07           9605.78            9660.81
 2/28/2002         11063.87            9592.65           9480.12            9621.12
 3/31/2002         11766.02           10066.13           9964.06           10075.85
 4/30/2002         11605.53            9774.24           9670.98            9768.06
 5/31/2002         11485.16            9792.88           9661.61            9746.47
 6/30/2002         10532.24            9257.91           8922.43            9069.02
 7/31/2002          9649.54            8359.25           8181.78            8254.62
 8/31/2002          9669.60            8415.37           8312.01            8341.57
 9/30/2002          8796.93            7502.75           7410.88            7457.23
10/31/2002          9047.70            8026.75           7807.65            7889.76
11/30/2002          9318.53            8541.61           8389.17            8419.57
12/31/2002          9120.12            8171.02           8018.86            8048.79
 1/31/2003          8928.01            7970.96           7853.61            7862.59
 2/28/2003          8847.12            7754.64           7652.14            7656.84
 3/31/2003          8796.57            7772.28           7680.89            7657.08
 4/30/2003          9241.45            8460.16           8348.20            8282.61
 5/31/2003          9898.67            9028.34           9046.01            8866.39
 6/30/2003         10111.00            9144.20           9112.49            8964.30
 7/31/2003         10100.89            9303.39           9237.82            9099.45
 8/31/2003         10383.99            9463.79           9527.22            9327.04
 9/30/2003         10252.55            9370.22           9417.49            9232.31
10/31/2003         10838.99            9958.06           9936.42            9762.65
11/30/2003         11031.10           10112.18          10148.24            9926.57
12/31/2003         11632.37           10715.19          10647.69           10454.15
 1/31/2004         11694.03           10917.63          10872.66           10666.45
 2/29/2004         11981.75           11149.86          11079.81           10889.58
 3/31/2004         11848.17           11071.92          10982.86           10796.41
 4/30/2004         11591.27           10777.21          10781.07           10542.82
 5/31/2004         11694.03           10888.61          10831.76           10623.81
 6/30/2004         12238.65           11168.96          11136.92           10896.55
 7/31/2004         11971.48           10981.46          10818.71           10610.86
 8/31/2004         12043.41           11133.66          10856.45           10666.99
 9/30/2004         12361.96           11328.10          11076.03           10879.56
10/31/2004         12495.55           11515.35          11221.41           11009.68
11/30/2004         13307.35           12134.57          11809.06           11568.98
12/31/2004         13806.13           12530.73          12235.27           11952.83
 1/31/2005         13662.43           12285.54          11969.13           11709.64

                                   [END CHART]

                      FUND DATA SINCE INCEPTION ON 8/3/01 THROUGH 1/31/05.

                 THE PERFORMANCE OF THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE AND INDEX AND THE RUSSELL 3000 VALUE INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund to the following benchmarks:

                 o The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

                 o The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

                 o The Lipper Multi-Cap Value Funds Average is an average performance level of all multi-cap value funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 The USAA Value Fund had a total return of 14.12% for the six months ended January 31, 2005. This compares favorably to a 10.35% return for the Lipper Multi-Cap Value Funds Average, a 10.63% return for the Lipper Multi-Cap Value Funds Index, and an 11.88% return for the Russell 3000 Value Index.

HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT?

                 What we saw throughout 2004 was a market focused on higher-quality companies and dividend yield. This changed around the time of the presidential election, when there was a speculative rally led by lower-quality companies; but higher-quality companies came back in January 2005.

HOW WAS THE FUND POSITIONED BY INDUSTRY SECTOR?

                 As compared to the Russell 3000 Value Index, we were heavily overweight in health care, and this proved beneficial to performance despite problems at some of the large-cap pharmaceutical companies. Among the Fund's leaders in this sector were BlueCross BlueShield providers WellPoint, Inc. and WellChoice, Inc., as well as Valeant Pharmaceuticals International, a small specialty pharmaceutical company.

                 We were heavily overweight in consumer staples, primarily through our investment in tobacco companies, and this was a significant contributor to performance, as were overweight positions in industrials and consumer discretionary stocks. Our substantially underweight positions in telecommunications services and information technology also helped performance.

                 Financials and utilities were the two sectors that detracted most from performance. Within financials, we had poor stock selection in real estate investment trusts (REITs), which have a substantial weighting in the Russell 3000 Value Index. We also didn't own regional and mid-cap banks because of valuation

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 concerns, and these stocks did well based on their potential as takeover targets. In utilities, our stock selection was slightly negative following a big run in these stocks.

WHAT'S YOUR OUTLOOK?

                 We are bottom-up stock pickers, but we do believe that history can serve as a guide. Current valuations suggest single-digit returns over the next 10 years, an environment that we believe favors less expensive stocks with better outlooks and the potential to raise dividend yields. We believe we are well-positioned for such a scenario.

                 We're very happy with the Fund's strong performance over the six-month period, but it's important to recognize that six months is a rather short time. We invest in stocks with a three- to five-year time horizon, and believe that we can outperform over longer periods of time. We think that yield and valuation will be important performance factors going forward. Historically, dividend yield has been a large component of total return, especially when returns are below-average, as we expect them to be for the rest of the decade. With company balance sheets generally flush with cash, and dividends receiving favorable new tax treatment, we expect dividends to rise above their current low levels--and we think that investors will reward companies that raise their dividends.

                 On behalf of the investment team and everyone at USAA, we thank you for your business.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                                           *  *  *  *

                   THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 4 STARS IN THE LARGE VALUE CATEGORY (776 FUNDS IN
                  CATEGORY) AS OF JANUARY 31, 2005. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE
                    PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND
                       10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the large value category, the USAA Value Fund received a Morningstar Rating of 4 stars for the three-year period among 776 funds through January 31, 2005. Ratings are based on risk-adjusted returns.

                           [LOGO OF LIPPER LEADER
                           ----------------------
                                PRESERVATION]

                 The Fund is listed as a Lipper Leader for Preservation of 7,527 funds within the Lipper Multi-Cap Value Funds category for the overall period ending January 31, 2005.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JANUARY 31, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 7,527 FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------
                   TOP 10 EQUITY HOLDINGS
                     (% of Net Assets)
---------------------------------------------------------

Entergy Corp.                                        2.4%

UST, Inc.                                            2.4%

Occidental Petroleum Corp.                           2.2%

Altria Group, Inc.                                   2.1%

ConocoPhilips                                        2.1%

Stanley Works                                        2.0%

WellPoint, Inc.                                      2.0%

BP plc ADR                                           1.9%

XL Capital Ltd. "A"                                  1.9%

Allstate Corp.                                       1.8%
---------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                      ASSET ALLOCATION
                         1/31/2005

              [PIE CHART OF ASSET ALLOCATION]

Financials                                          21.5%
Consumer Discretionary                              14.8%
Industrials                                         12.8%
Energy                                              11.9%
Health Care                                         11.5%
Consumer Staples                                    10.6%
Utilities                                            6.8%
Materials                                            2.7%
Information Technology                               1.4%
Telecommunication Services                           0.8%
Other*                                               5.9%

                   [END PIE CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (94.8%)

              ADVERTISING (0.4%)
   18,500     Valassis Communications, Inc.*                            $    628
                                                                        --------
              AEROSPACE & DEFENSE (2.0%)
   20,900     Boeing Co.                                                   1,058
   28,900     Goodrich Corp.                                                 991
   28,800     Honeywell International, Inc.                                1,036
                                                                        --------
                                                                           3,085
                                                                        --------
              AIR FREIGHT & LOGISTICS (0.4%)
   13,800     Ryder System, Inc.                                             629
                                                                        --------
              AIRLINES (0.1%)
   19,300     Continental Airlines, Inc. "B"*(a)                             201
                                                                        --------
              ALUMINUM (0.3%)
   16,100     Century Aluminum Co.*                                          401
                                                                        --------
              APPAREL RETAIL (0.5%)
   22,200     Men's Wearhouse, Inc.*                                         739
                                                                        --------
              APPLICATION SOFTWARE (0.9%)
   58,200     Mentor Graphics Corp.*                                         811
   21,000     Reynolds & Reynolds Co. "A"                                    572
                                                                        --------
                                                                           1,383
                                                                        --------
              AUTO PARTS & EQUIPMENT (0.3%)
    8,900     Lear Corp.                                                     481
                                                                        --------
              COMMODITY CHEMICALS (0.9%)
   47,000     Lyondell Chemical Co.                                        1,383
                                                                        --------
              CONSTRUCTION & ENGINEERING (0.3%)
   29,800     Insituform Technologies, Inc. "A"*                             468
                                                                        --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   20,300     Terex Corp.*                                                   874
                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              CONSUMER FINANCE (2.6%)
   70,500     MBNA Corp.                                                $  1,874
   41,400     SLM Corp.                                                    2,078
                                                                        --------
                                                                           3,952
                                                                        --------
              DEPARTMENT STORES (0.7%)
   31,400     May Department Stores Co.                                    1,064
                                                                        --------
              DISTRIBUTORS (0.5%)
   17,500     Genuine Parts Co.                                              741
                                                                        --------
              DIVERSIFIED BANKS (2.9%)
   55,800     Bank of America Corp.                                        2,588
   28,600     Wells Fargo & Co.                                            1,753
                                                                        --------
                                                                           4,341
                                                                        --------
              ELECTRIC UTILITIES (5.4%)
   44,600     American Electric Power Co., Inc.                            1,572
   41,800     CenterPoint Energy, Inc.                                       470
   52,100     Entergy Corp.                                                3,622
   19,000     FirstEnergy Corp.                                              755
   22,800     Pinnacle West Capital Corp.                                    951
   42,700     XCEL Energy, Inc.                                              777
                                                                        --------
                                                                           8,147
                                                                        --------
              ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
  115,200     American Power Conversion Corp.                              2,450
   32,300     Emerson Electric Co.                                         2,172
                                                                        --------
                                                                           4,622
                                                                        --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   12,900     Littelfuse, Inc.*                                              411
   28,500     Vishay Intertechnology, Inc.*                                  372
                                                                        --------
                                                                             783
                                                                        --------
              GENERAL MERCHANDISE STORES (2.2%)
  123,100     Dollar General Corp.                                         2,488
   24,000     Family Dollar Stores, Inc.                                     803
                                                                        --------
                                                                           3,291
                                                                        --------
              HEALTH CARE EQUIPMENT (2.1%)
   67,700     Baxter International, Inc.                                   2,285
   17,000     Hillenbrand Industries, Inc.                                   924
                                                                        --------
                                                                           3,209
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (1.1%)
   71,200     Service Corp. International*                              $    491
   28,400     Triad Hospitals, Inc.*                                       1,156
                                                                        --------
                                                                           1,647
                                                                        --------
              HEALTH CARE SUPPLIES (0.9%)
   17,400     Haemonetics Corp.*                                             677
   26,700     Sola International, Inc.*                                      737
                                                                        --------
                                                                           1,414
                                                                        --------
              HOTELS, RESORTS, & CRUISE LINES (2.5%)
   36,700     Carnival Corp.                                               2,114
   13,100     Kerzner International Ltd. (Bahamas)*                          790
   17,900     Royal Caribbean Cruises Ltd.                                   949
                                                                        --------
                                                                           3,853
                                                                        --------
              HOUSEHOLD APPLIANCES (2.0%)
   62,700     Stanley Works                                                2,982
                                                                        --------
              INDUSTRIAL CONGLOMERATES (0.7%)
   28,000     Tyco International Ltd. (Bermuda)                            1,012
                                                                        --------
              INDUSTRIAL MACHINERY (2.3%)
   28,000     Flowserve Corp.*                                               699
   13,100     Harsco Corp.                                                   715
   19,700     IDEX Corp.                                                     759
    7,300     ITT Industries, Inc.                                           623
   19,900     Kaydon Corp.                                                   617
                                                                        --------
                                                                           3,413
                                                                        --------
              INSURANCE BROKERS (0.8%)
   30,700     Willis Group Holdings Ltd. (Bermuda)                         1,187
                                                                        --------
              INTEGRATED OIL & GAS (8.2%)
   48,000     BP plc ADR (United Kingdom)                                  2,862
   35,100     ChevronTexaco Corp.                                          1,909
   34,600     ConocoPhillips                                               3,210
   30,900     Marathon Oil Corp.                                           1,197
   56,400     Occidental Petroleum Corp.                                   3,293
                                                                        --------
                                                                          12,471
                                                                        --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   33,200     Verizon Communications, Inc.                                 1,182
                                                                        --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              LEISURE PRODUCTS (2.0%)
   30,200     Brunswick Corp.                                           $  1,393
   82,700     Mattel, Inc.                                                 1,608
                                                                        --------
                                                                           3,001
                                                                        --------
              MANAGED HEALTH CARE (3.6%)
   13,400     CIGNA Corp.                                                  1,076
   27,000     WellChoice, Inc.*                                            1,437
   24,700     WellPoint, Inc.*                                             3,001
                                                                        --------
                                                                           5,514
                                                                        --------
              MARINE (0.6%)
   19,100     Kirby Corp.*                                                   841
                                                                        --------
              MULTI-LINE INSURANCE (1.2%)
   27,300     Hartford Financial Services Group, Inc.                      1,837
                                                                        --------
              MULTI-UTILITIES & UNREGULATED POWER (1.4%)
   65,900     Duke Energy Corp.                                            1,765
   30,600     Reliant Energy, Inc.*                                          381
                                                                        --------
                                                                           2,146
                                                                        --------
              OFFICE SERVICES & SUPPLIES (1.1%)
   29,400     Brady Corp. "A"                                                835
   19,500     Pitney Bowes, Inc.                                             872
                                                                        --------
                                                                           1,707
                                                                        --------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
   23,300     Tidewater, Inc.                                                903
                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (3.1%)
   35,300     Chesapeake Energy Corp.                                        620
   22,400     Encana Corp. (Canada)                                        1,324
   22,600     Encore Acquisition Co.*                                        843
   18,800     Kerr-McGee Corp.                                             1,161
    7,600     Murphy Oil Corp.                                               678
                                                                        --------
                                                                           4,626
                                                                        --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
   51,100     Citigroup, Inc.                                              2,506
   25,900     J.P. Morgan Chase & Co.                                        967
                                                                        --------
                                                                           3,473
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (2.9%)
   15,900     American Italian Pasta Co. "A"(a)                         $    431
   47,200     ConAgra Foods, Inc.                                          1,392
   55,200     Dean Foods Co.*                                              1,945
   16,700     H.J. Heinz Co.                                                 631
                                                                        --------
                                                                           4,399
                                                                        --------
              PAPER PACKAGING (0.4%)
   23,400     Chesapeake Corp.                                               568
                                                                        --------
              PAPER PRODUCTS (0.6%)
   21,600     International Paper Co.                                        846
                                                                        --------
              PHARMACEUTICALS (3.8%)
   66,200     Bristol-Myers Squibb Co.                                     1,552
   63,200     Pfizer, Inc.                                                 1,527
   92,600     Schering-Plough Corp.                                        1,719
   35,700     Valeant Pharmaceuticals International                          891
                                                                        --------
                                                                           5,689
                                                                        --------
              PROPERTY & CASUALTY INSURANCE (4.0%)
   55,000     Allstate Corp.                                               2,774
   14,400     Axis Capital Holdings Ltd. (Bermuda)                           394
   39,100     XL Capital Ltd. "A" (Cayman Islands)                         2,924
                                                                        --------
                                                                           6,092
                                                                        --------
              RAILROADS (1.4%)
   44,600     Burlington Northern Santa Fe Corp.                           2,149
                                                                        --------
              REAL ESTATE INVESTMENT TRUSTS (1.2%)
   68,800     American Financial Realty Trust                              1,035
   27,300     Equity Office Properties Trust                                 764
                                                                        --------
                                                                           1,799
                                                                        --------
              REGIONAL BANKS (2.5%)
   12,000     Bank of Hawaii Corp.                                           575
   25,400     PNC Financial Services Group, Inc.                           1,368
   33,400     South Financial Group, Inc.                                  1,020
   31,800     TCF Financial Corp.                                            894
                                                                        --------
                                                                           3,857
                                                                        --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              RESTAURANTS (1.7%)
   64,200     Wendy's International, Inc.                               $  2,518
                                                                        --------
              SPECIALTY CHEMICALS (0.5%)
   90,900     Polyone Corp.*                                                 786
                                                                        --------
              SPECIALTY STORES (2.0%)
   30,800     Advance Auto Parts, Inc.*                                    1,327
    9,900     Cost Plus, Inc.*                                               260
    7,500     Linens `n Things, Inc.*                                        194
   26,200     Weight Watchers International, Inc.*(a)                      1,228
                                                                        --------
                                                                           3,009
                                                                        --------
              THRIFTS & MORTGAGE FINANCE (4.0%)
   26,900     MGIC Investment Corp.                                        1,719
   29,900     People's Bank                                                1,107
   20,600     Radian Group, Inc.                                             988
   56,800     Washington Mutual, Inc.                                      2,292
                                                                        --------
                                                                           6,106
                                                                        --------
              TOBACCO (7.7%)
   50,600     Altria Group, Inc.                                           3,230
   48,900     Imperial Tobacco Group plc ADR (United Kingdom)              2,601
   30,100     Loews Corp. - Carolina Group                                   945
   14,300     Reynolds American, Inc.                                      1,150
   72,500     UST, Inc.                                                    3,673
                                                                        --------
                                                                          11,599
                                                                        --------
              TRUCKING (0.2%)
   15,500     Covenant Transport, Inc. "A"*                                  322
                                                                        --------
              Total common stocks (cost: $126,029)                       143,370
                                                                        --------
              MONEY MARKET INSTRUMENTS (4.8%)

              MONEY MARKET FUNDS(b)
1,381,402     SSgA Money Market Fund, 1.99%                                1,381
5,853,468     SSgA Prime Money Market Fund, 2.19%                          5,854
                                                                        --------
              Total money market instruments (cost: $7,235)                7,235
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.1%)

              MONEY MARKET FUND (0.5%)(b)
  718,613     AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 2.26%                                        $    718
                                                                        --------

PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENT (0.6%)(c)
   $1,000     CS First Boston LLC, 2.48%, acquired on 1/31/2005
                and due 2/01/2005 at $1,000 (collateralized by
                $1,025 of Fannie Mae Discount Notes(d),
                2.43%(e), due 3/09/2005; market value $1,022)              1,000
                                                                        --------
              Total short-term investments purchased with cash
                collateral from securities loaned (cost: $1,718)           1,718
                                                                        --------
              TOTAL INVESTMENTS (COST: $134,982)                        $152,323
                                                                        ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 8.7% of net assets at January 31, 2005.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Rate reflects the money market fund annualized seven-day yield at January 31, 2005.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities
      on loan of $1,681) (identified cost of $134,982)                  $152,323
   Receivables:
      Capital shares sold                                                    735
      USAA Investment Management Company (Note 7D)                            64
      Dividends and interest                                                 187
      Other                                                                    1
                                                                        --------
         Total assets                                                    153,310
                                                                        --------
LIABILITIES

   Payables:
      Upon return of securities loaned                                     1,718
      Securities purchased                                                    49
      Capital shares redeemed                                                213
   Accrued management fees                                                    92
   Accrued transfer agent's fees                                               4
   Other accrued expenses and payables                                        21
                                                                        --------
         Total liabilities                                                 2,097
                                                                        --------
            Net assets applicable to capital shares outstanding         $151,213
                                                                        ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $133,966
   Accumulated undistributed net investment income                            86
   Accumulated net realized loss on investments                             (180)
   Net unrealized appreciation of investments                             17,341
                                                                        --------
            Net assets applicable to capital shares outstanding         $151,213
                                                                        ========
   Capital shares outstanding                                             12,238
                                                                        ========
   Authorized shares of $.01 par value                                   100,000
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  12.36
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $12)                      $ 1,454
   Interest                                                                   48
   Securities lending                                                          1
                                                                         -------
      Total income                                                         1,503
                                                                         -------
EXPENSES

   Management fees                                                           486
   Administrative and servicing fees                                          96
   Transfer agent's fees                                                     134
   Custody and accounting fees                                                36
   Postage                                                                    13
   Shareholder reporting fees                                                  6
   Directors' fees                                                             3
   Registration fees                                                          14
   Professional fees                                                          18
   Other                                                                       3
                                                                         -------
      Total expenses                                                         809
   Expenses paid indirectly                                                  (17)
   Expenses reimbursed                                                       (75)
                                                                         -------
      Net expenses                                                           717
                                                                         -------
NET INVESTMENT INCOME                                                        786
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                                           18
   Change in net unrealized appreciation/depreciation                     15,926
                                                                         -------
        Net realized and unrealized gain                                  15,944
                                                                         -------
Increase in net assets resulting from operations                         $16,730
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                          1/31/2005     7/31/2004
                                                          -----------------------
FROM OPERATIONS

   Net investment income                                   $    786      $  1,886
   Net realized gain on investments                              18        17,037
   Change in net unrealized appreciation/depreciation
      of investments                                         15,926        (3,615)
                                                           ----------------------
      Increase in net assets resulting
         from operations                                     16,730        15,308
                                                           ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                     (1,731)       (1,561)
   Net realized gains                                        (8,265)            -
                                                           ----------------------
      Distributions to shareholders                          (9,996)       (1,561)
                                                           ----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                 48,629        34,936
   Shares issued for dividends reinvested                     9,872         1,363
   Cost of shares redeemed                                  (23,525)      (18,931)
                                                           ----------------------
      Increase in net assets from
         capital share transactions                          34,976        17,368
                                                           ----------------------
Net increase in net assets                                   41,710        31,115
NET ASSETS

   Beginning of period                                      109,503        78,388
                                                           ----------------------
   End of period                                           $151,213      $109,503
                                                           ======================
Accumulated undistributed net investment income:
   End of period                                           $     86      $  1,031
                                                           ======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                3,940         3,126
   Shares issued for dividends reinvested                       790           120
   Shares redeemed                                           (1,888)       (1,695)
                                                           ----------------------
      Increase in shares outstanding                          2,842         1,551
                                                           ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
January 31, 2005 (unaudited)

                    prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                    Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                 a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                 on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $17,000, and less than $500, respectively, resulting in a total reduction in Fund expenses of $17,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

30

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $33,335,000 and $12,157,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $18,314,000 and $973,000, respectively, resulting in net unrealized appreciation of $17,341,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

         the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $1,000, which is net of

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

         the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $1,681,000 and received cash collateral of $1,718,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $486,000, which included a performance adjustment of $7,000 that increased the base management fee of 0.75% by 0.01%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Barrow, Hanley,

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                 Mewhinney & Strauss, Inc. (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee at an annual rate of the following average daily net assets that BHMS manages: 0.65% of the first $20 million in assets, 0.50% of the next $30 million in assets, 0.35% of the next $50 million in assets, 0.25% of the next $900 million in assets, and 0.20% of the assets over $1 billion. For the six-month period ended January 31, 2005, the Manager paid BHMS subadvisory fees of $236,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's monthly average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $96,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2005, the Fund incurred reimbursable expenses of $75,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

                 the Fund incurred transfer agent's fees, paid or payable to SAS, of $134,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                 PERIOD ENDED                                  PERIOD ENDED
                                                  JANUARY 31,         YEAR ENDED JULY 31,           JULY 31,
                                                 ----------------------------------------------------------
                                                     2005             2004            2003             2002*
                                                 ----------------------------------------------------------
Net asset value at beginning of period           $  11.65         $   9.99         $  9.63          $ 10.00
                                                 ----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .05              .21             .14              .02(b)
   Net realized and unrealized gain (loss)           1.59             1.64             .29             (.36)(b)
                                                 ----------------------------------------------------------
Total from investment operations                     1.64             1.85             .43             (.34)(b)
                                                 ----------------------------------------------------------
Less distributions:
   From net investment income                        (.15)            (.19)           (.07)            (.01)
   From realized capital gains                       (.78)               -            (.00)(d)         (.02)
                                                 ----------------------------------------------------------
Total distributions                                  (.93)            (.19)           (.07)            (.03)
                                                 ----------------------------------------------------------
Net asset value at end of period                 $  12.36         $  11.65         $  9.99          $  9.63
                                                 ==========================================================
Total return (%)**                                  14.12            18.52            4.57            (3.40)
Net assets at end of period (000)                $151,213         $109,503         $78,388          $63,883
Ratio of expenses to average net assets (%)***       1.15(a,c,e)      1.15(c,e)       1.15(c,e)        1.15(a,c,e)
Ratio of expenses to average net assets,
   excluding reimbursements (%)***                   1.26(a,c)        1.30(c)         1.46(c)          1.48(a,c)
Ratio of net investment income to average
   net assets (%)***                                 1.23(a)          1.96            1.66              .20(a)
Portfolio turnover (%)                               9.97           175.60           99.80           162.94

  * Fund commenced operations on August 3, 2001.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
*** For the six-month period ended January 31, 2005, average net assets were $126,941,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                     (.03%)           (.04%)          (.04%)              -
(d) Represents less than $0.01 per share.
(e) Effective August 3, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.15% of the
    Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VALUE FUND
JANUARY 31, 2005 (UNAUDITED)

         the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                                BEGINNING             ENDING             DURING PERIOD*
                                              ACCOUNT VALUE        ACCOUNT VALUE        AUGUST 1, 2004 -
                                             AUGUST 1, 2004       JANUARY 31, 2005      JANUARY 31, 2005
                                             -----------------------------------------------------------
Actual                                         $1,000.00             $1,141.20                $6.04
Hypothetical (5% return before expenses)        1,000.00              1,019.56                 5.70

*Expenses are equal to the Fund's annualized expense ratio of 1.12%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 14.1% for the six-month period of August 1, 2004, through January 31, 2005.

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

             DIRECTORS           Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

         ADMINISTRATOR,          USAA Investment Management Company
    INVESTMENT ADVISER,          P.O. Box 659453
           UNDERWRITER,          San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT           USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

             CUSTODIAN           State Street Bank and Trust Company
                                 P.O. Box 1713
                                 Boston, Massachusetts 02105

           INDEPENDENT           Ernst & Young LLP
     REGISTERED PUBLIC           100 West Houston St., Suite 1900
       ACCOUNTING FIRM           San Antonio, Texas 78205

             TELEPHONE           Call toll free - Central time
      ASSISTANCE HOURS           Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL           (800) 531-8181
     INFORMATION ABOUT           For account servicing, exchanges,
          MUTUAL FUNDS           or redemptions
                                 (800) 531-8448

       RECORDED MUTUAL           24-hour service (from any phone)
     FUND PRICE QUOTES           (800) 531-8066

           MUTUAL FUND           (from touch-tone phones only)
        USAA TOUCHLINE           For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

       INTERNET ACCESS           USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40847-0305                           (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.